U. S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:

                  United Services Funds
                  7900 Callaghan Road
                  San Antonio, Texas 78229

2.   Name of each series or class of funds for which this notice is filed:

                  United Services Special Term Government Fund

3.   Investment Company Act File Number: 811-1800

         Securities Act File Number: 2-35439

4.   Last day of fiscal year for which this notice is filed:

                  December 18, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                  /     /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                  December 18, 1995

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                  None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.

                  None

9.   Number and aggregate sale price of securities sold during the fiscal year:

                  Number of Shares -- 22,507
                  Aggregate Sales Price -- $210,517

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                  Number of Shares -- 22,507
                  Aggregate Sales Price -- $210,517

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

                  Number of Shares -- 13,352
                  Aggregate Sales Price -- $124,805

12.  Calculation of registration fee:

     (i)  Aggregate  sale price of  securities  sold  during
          the fiscal  year in reliance on rule 24f-2
          (from Item 10):                                         $  210,517

     (ii) Aggregate   price  of  shares  issued  in  connection
          with  dividend reinvestment plans (from Item 11,
          if applicable):                                          + 124,805

     (iii)Aggregate  price of shares  redeemed or
          repurchased  during the fiscal year
          (if applicable):                                       - 6,758,363

     (iv) Aggregate  price of shares  redeemed  or
          repurchased  and  previously applied  as a
          reduction  to filing  fees  pursuant  to
          rule 24e-2 (if applicable):                                    + 0

     (v)  Net aggregate  price of  securities  sold and
          issued during the fiscal year in reliance on
          rule 24f-2  [line (i),  plus line (ii),  less line
          (iii), plus line (iv)] (if applicable):              - $ 6,423,041

     (vi) Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law
          or regulation (see Instruction C.6):                      x 1/2900

     (vii)Fee due  [line  (i) or line  (v)  multiplied
          by line  (vi)]:                                            $ - 0 -
                                                             ===============

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  ______  Check box if fees are being  remitted to the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

                /   /   Not applicable -- no fee due.

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By:         /S/ TERESA G. ROWAN
         --------------------------------------
         TERESA G. ROWAN
         Vice President, Chief Financial Officer,
         Accounting Officer, Treasurer

Date:    February 9, 1996